PORTFOLIO OF INVESTMENTS – as of September 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 93.4% of Net Assets
Non-Convertible Bonds – 91.8%
	ABS Car Loan – 7.4%
$ 5,647,163	Ally Auto Receivables Trust, Series 2019-1, Class A3, 2.910%, 9/15/2023(a)	$5,695,471
7,865,000	American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.890%, 9/12/2025, 144A	8,028,149
1,965,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class D, 4.010%, 7/18/2024	2,037,778
10,515,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024(a)	10,947,520
25,880,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.620%, 3/18/2025	26,917,063
12,340,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.990%, 6/18/2025	12,777,496
1,395,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class D, 2.130%, 3/18/2026	1,432,492
11,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class D, 3.040%, 3/20/2025, 144A	11,069,971
1,940,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A(a)	2,067,865
8,910,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A(a)	9,121,621
3,650,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.910%, 1/15/2025	3,748,526
13,585,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.040%, 8/15/2025	14,139,773
5,811,000	CarMax Auto Owner Trust, Series 2019-2, Class D, 3.410%, 10/15/2025	6,059,862
2,315,000	CarMax Auto Owner Trust, Series 2019-3, Class D, 2.850%, 1/15/2026	2,394,033
4,625,000	CarMax Auto Owner Trust, Series 2020-1, Class D, 2.640%, 7/15/2026	4,791,412
2,550,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	2,536,277
23,320,000	Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.940%, 6/15/2028, 144A	23,810,361
2,525,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029, 144A	2,602,745
275,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.280%, 2/15/2030, 144A	280,568
6,555,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026(a)	6,772,269
16,395,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026(a)	16,882,661
3,700,000	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.690%, 8/17/2026(a)	3,818,557
10,760,000	DT Auto Owner Trust, Series 2019-1A, Class D, 3.870%, 11/15/2024, 144A	11,038,936
3,950,000	DT Auto Owner Trust, Series 2019-2A, Class D, 3.480%, 2/18/2025, 144A	4,076,811
3,400,000	DT Auto Owner Trust, Series 2019-3A, Class D, 2.960%, 4/15/2025, 144A	3,499,224

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$ 7,410,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	$7,397,540
3,790,000	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025, 144A	3,894,500
4,610,000	Flagship Credit Auto Trust, Series 2019-3, Class D, 2.860%, 12/15/2025, 144A	4,768,018
30,600,000	Ford Credit Auto Owner Trust, Series 2020-B, Class A3, 0.560%, 10/15/2024(a)	30,686,170
15,340,000	Ford Credit Auto Owner Trust, Series 2020-C, Class A3, 0.410%, 7/15/2025(a)	15,353,198
27,290,000	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025(a)	27,243,078
8,555,000	GLS Auto Receivables Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025, 144A	8,810,983
4,234,870	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.970%, 11/16/2023(a)	4,266,522
5,033,453	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024(a)	5,087,134
10,120,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025(a)	10,121,430
21,335,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3, 0.510%, 4/16/2026(a)	21,362,501
1,400,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class C, 1.480%, 8/15/2025, 144A	1,416,481
2,194,152	Honda Auto Receivables Owner Trust, Series 2019-1, Class A3, 2.830%, 3/20/2023(a)	2,212,828
16,245,000	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025(a)	16,236,486
2,580,750	JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.174%, 9/25/2028, 144A	2,581,930
5,525,862	Nissan Auto Receivables Owner Trust, Series 2019-C, Class A3, 1.930%, 7/15/2024(a)	5,580,938
18,955,000	Nissan Auto Receivables Owner Trust, Series 2020-B, Class A3, 0.550%, 7/15/2024(a)	19,000,663
4,350,000	Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.670%, 2/15/2028, 144A	4,480,483
27,665,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.650%, 4/15/2025	28,270,681
6,995,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	7,185,533
8,455,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.680%, 10/15/2025(a)	8,631,915
12,815,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class D, 5.350%, 3/15/2028	13,756,198
2,900,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.220%, 9/15/2026	2,960,033
7,073,619	Toyota Auto Receivables Owner Trust, Series 2021-A, Class A2, 0.160%, 7/17/2023(a)	7,072,499
15,495,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class D, 3.670%, 3/15/2024, 144A	15,787,883

		470,713,066

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Credit Card – 0.5%
$ 8,000,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024(a)	$8,099,259
3,460,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	3,495,991
11,730,000	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.840%, 12/15/2024(a)	11,848,173
1,690,000	Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2, 2.190%, 11/20/2023(a)	1,694,576
6,355,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A	6,372,808
1,525,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.240%, 9/15/2026, 144A	1,528,176

		33,038,983

	ABS Home Equity – 5.4%
15,451,000	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A	16,935,594
1,250,000	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class B2, 4.750%, 1/28/2055, 144A(b)	1,279,074
2,313,499	Brass PLC, Series 8A, Class A1, 3-month LIBOR + 0.700%, 0.825%, 11/16/2066, 144A(a)(c)	2,322,602
10,390,000	CAFL Issuer LLC, Series 2021-RTL1, Class A1, 2.239%, 3/26/2029, 144A(b)	10,382,623
4,469,320	Citigroup Mortgage Loan Trust, Series 2019-B, Class A1, 3.258%, 4/25/2066, 144A(b)	4,502,760
1,706,759	Citigroup Mortgage Loan Trust, Series 2019-E, Class A1, 3.228%, 11/25/2070, 144A(b)	1,709,439
5,116,959	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.500%, 1/25/2066, 144A(a)(b)	5,324,115
2,434,000	CoreVest American Finance Trust, Series 2019-1, Class D, 4.818%, 3/15/2052, 144A	2,681,512
4,275,880	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A(a)	4,452,696
2,929,000	CoreVest American Finance Trust, Series 2019-3, Class B, 3.163%, 10/15/2052, 144A	3,088,966
1,259,000	CoreVest American Finance Trust, Series 2020-2, Class C, 4.861%, 5/15/2052, 144A(b)	1,425,102
3,907,715	Credit Suisse Mortgage Trust, Series 2020-RPL3, Class A1, 2.691%, 3/25/2060, 144A(b)	3,952,819
6,614,060	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(b)	6,632,118
1,515,000	FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.791%, 8/17/2037, 144A	1,537,251
11,696,000	FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/2037, 144A	11,645,529
3,083,000	FirstKey Homes Trust, Series 2020-SRF1, Class D, 2.241%, 8/17/2037, 144A	3,099,624
5,988,789	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(a)(b)	6,141,914
304,368	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 0.579%, 8/25/2060, 144A(c)	304,664

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 2,618,161	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039, 144A	$2,610,629
2,482,818	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039, 144A	2,435,991
1,140,691	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/19/2041, 144A	1,132,440
2,304,638	Invitation Homes Trust, Series 2018-SFR2, Class B, 1-month LIBOR + 1.080%, 1.164%, 6/17/2037, 144A(c)	2,307,813
1,129,895	Invitation Homes Trust, Series 2018-SFR3, Class B, 1-month LIBOR + 1.150%, 1.234%, 7/17/2037, 144A(c)	1,131,781
7,020,000	Lanark Master Issuer PLC, Series 2019-2A, Class 1A, 2.710%, 12/22/2069, 144A(a)(b)	7,125,490
895,000	Lanark Master Issuer PLC, Series 2020-1A, Class 1A, 2.277%, 12/22/2069, 144A(b)	913,565
9,800,677	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.250%, 11/25/2059, 144A(b)	9,855,083
298,235	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.750%, 1/25/2059, 144A(b)	298,481
3,174,099	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, 3.750%, 4/25/2059, 144A(b)	3,195,504
6,508,032	Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.438%, 5/25/2059, 144A(b)	6,514,512
7,004,651	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 2.882%, 10/25/2059, 144A(b)	7,032,247
1,819,033	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A	1,848,360
2,543,129	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 1.650%, 11/25/2060, 144A(b)	2,539,819
1,467,786	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058, 144A(a)(b)	1,552,799
2,744,944	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069, 144A(b)	2,922,409
3,442,716	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069, 144A(a)(b)	3,590,854
8,072,237	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059, 144A(a)(b)	8,269,127
4,815,177	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072%, 12/26/2059, 144A(b)	4,832,550
2,830,000	Progress Residential Trust, Series 2019-SFR1, Class D, 4.168%, 8/17/2035, 144A	2,856,865
4,732,000	Progress Residential Trust, Series 2019-SFR2, Class D, 3.794%, 5/17/2036, 144A	4,784,451
1,690,000	Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/2036, 144A	1,714,811
3,860,000	Progress Residential Trust, Series 2019-SFR4, Class D, 3.136%, 10/17/2036, 144A	3,914,492
155,000	Progress Residential Trust, Series 2020-SFR2, Class C, 3.077%, 6/17/2037, 144A	158,621
295,000	Progress Residential Trust, Series 2020-SFR3, Class B, 1.495%, 10/17/2027, 144A	297,517
1,818,000	Progress Residential Trust, Series 2020-SFR3, Class E, 2.296%, 10/17/2027, 144A	1,809,776

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 5,780,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038, 144A	$5,766,570
2,420,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026, 144A	2,417,044
2,015,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026, 144A	2,016,886
3,575,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	3,570,140
1,795,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	1,792,565
1,807,566	PRPM LLC, Series 2020-2, Class A1, 3.671%, 8/25/2025, 144A(b)	1,819,152
5,679,737	PRPM LLC, Series 2020-3, Class A1, 2.857%, 9/25/2025, 144A(b)	5,691,104
5,395,517	PRPM LLC, Series 2020-4, Class A1, 2.951%, 10/25/2025, 144A(b)	5,416,374
11,255,825	PRPM LLC, Series 2020-5, Class A1, 3.104%, 11/25/2025, 144A(b)	11,324,311
8,805,653	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(b)	8,821,771
340,463	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(b)	341,487
8,340,000	PRPM LLC, Series 2021-8, Class A1, 1.743%, 9/25/2026, 144A(b)	8,334,521
801,894	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(a)(b)	812,544
1,071,593	Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.500%, 8/25/2049, 144A(a)(b)	1,081,747
4,930,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057, 144A(b)	5,181,072
6,390,000	Towd Point Mortgage Trust, Series 2017-5, Class M2, 1-month LIBOR + 1.500%, 1.586%, 2/25/2057, 144A(c)	6,490,549
41,128	Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.750%, 2/25/2055, 144A(b)	41,111
1,775,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058, 144A(b)	1,863,736
1,943,340	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(b)	2,024,933
17,610,000	Towd Point Mortgage Trust, Series 2019-2, Class M1, 3.750%, 12/25/2058, 144A(b)	18,529,761
7,131,483	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(a)(b)	7,385,909
3,325,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060, 144A(b)	3,518,089
3,950,000	Tricon American Homes, Series 2020-SFR1, Class D, 2.548%, 7/17/2038, 144A	3,984,306
2,575,000	Tricon American Homes Trust, Series 2019-SFR1, Class D, 3.198%, 3/17/2038, 144A	2,646,023
15,975,000	VCAT Asset Securitization LLC, Series 2021-NPL6, Class A1, 1.917%, 9/25/2051, 144A(b)	15,974,057
2,324,742	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(b)	2,331,042

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 10,150,901	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051, 144A(b)	$10,144,755
2,972,961	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(b)	2,973,024
7,956,917	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(b)	7,981,839
7,070,309	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(b)	7,076,804
5,142,872	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(b)	5,145,940
10,215,819	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(b)	10,217,288

		345,780,843

	ABS Other – 2.8%
5,025,364	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036, 144A	5,047,540
8,006,250	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045, 144A	8,075,732
7,609,917	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045, 144A	7,659,705
5,594,773	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	5,522,893
940,000	Dell Equipment Finance Trust, Series 2020-2, Class C, 1.370%, 1/22/2024, 144A	951,240
945,000	Dell Equipment Finance Trust, Series 2020-2, Class D, 1.920%, 3/23/2026, 144A	962,462
2,654,155	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	2,661,031
1,975,000	HPEFS Equipment Trust, Series 2019-1A, Class C, 2.490%, 9/20/2029, 144A(a)	1,998,278
3,645,000	HPEFS Equipment Trust, Series 2020-1A, Class D, 2.260%, 2/20/2030, 144A	3,719,108
1,980,000	HPEFS Equipment Trust, Series 2020-2A, Class C, 2.000%, 7/22/2030, 144A(a)	2,016,808
2,795,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	2,787,920
7,333,108	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	7,294,020
11,355,437	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	11,451,036
3,677,544	MAPS Ltd., Series 2019-1A, Class A, 4.458%, 3/15/2044, 144A	3,716,361
615,048	Marlette Funding Trust, Series 2019-4A, Class A, 2.390%, 12/17/2029, 144A	616,863
1,919,596	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	1,858,378
763,820	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037, 144A	806,930
456,837	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036, 144A	466,094

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Other – continued
$ 8,040,000	OneMain Financial Issuance Trust, Series 2019-1A, Class D, 4.220%, 2/14/2031, 144A	$8,080,087
4,675,000	OneMain Financial Issuance Trust, Series 2020-1A, Class B, 4.830%, 5/14/2032, 144A	4,859,611
6,585,000	OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.750%, 9/14/2035, 144A(a)	6,670,882
14,463,957	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	14,345,323
530,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030, 144A	525,888
1,462,387	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037, 144A	1,464,489
590,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day ARS, 3.584%, 9/15/2032(c)	590,371
950,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day ARS, 3.584%, 9/15/2032(c)	950,598
13,765,000	SoFi Consumer Loan Program Trust, Series 2019-1, Class C, 3.730%, 2/25/2028, 144A(a)	13,934,943
1,626,135	SoFi Consumer Loan Program Trust, Series 2018-1, Class B, 3.650%, 2/25/2027, 144A(a)	1,642,574
5,282,325	SoFi Consumer Loan Program Trust, Series 2018-4, Class C, 4.170%, 11/26/2027, 144A(a)	5,357,215
6,805,000	SoFi Consumer Loan Program Trust, Series 2019-2, Class C, 3.460%, 4/25/2028, 144A(a)	6,930,352
12,755,000	SoFi Consumer Loan Program Trust, Series 2019-3, Class C, 3.350%, 5/25/2028, 144A(a)	12,994,443
7,370,000	SoFi Consumer Loan Program Trust, Series 2019-4, Class C, 2.840%, 8/25/2028, 144A(a)	7,542,804
6,139,465	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046, 144A	6,044,707
6,467,633	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A	6,326,961
12,998,063	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A	12,879,594

		178,753,241

	ABS Student Loan – 1.0%
745,000	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	750,385
4,388,090	Commonbond Student Loan Trust, Series 2020-1, Class A, 1.690%, 10/25/2051, 144A(a)	4,357,746
2,849,581	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045, 144A(a)	2,839,072
4,836,347	ELFI Graduate Loan Program LLC, Series 2019-A, Class A, 2.540%, 3/25/2044, 144A(a)	4,904,501
7,856,295	Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.400%, 11/25/2050, 144A(a)	7,866,175
1,459,978	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A(a)	1,469,773
5,182,498	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A(a)	5,174,936

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Student Loan – continued
$ 560,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069, 144A	$558,952
4,790,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070, 144A	4,696,844
498,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 3.585%, 6/15/2032(c)	498,183
381,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day ARS, 3.582%, 6/15/2032(c)	381,140
752,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 3.586%, 3/15/2033(c)	752,373
507,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 3.583%, 3/15/2033(c)	507,252
2,500,000	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043, 144A	2,606,251
565,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042, 144A	611,463
1,525,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042, 144A	1,616,988
8,157,979	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036, 144A(a)	8,508,231
13,428,269	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037, 144A(a)	13,960,759
1,100,000	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037, 144A(a)	1,126,873

		63,187,897

	ABS Whole Business – 1.2%
9,714,946	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	10,222,601
3,595,000	Adams Outdoor Advertising LP, Series 2018-1, Class B, 5.653%, 11/15/2048, 144A	3,724,644
7,151,060	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	7,768,282
2,882,455	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A	3,094,013
5,164,948	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	5,578,293
4,053,275	Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049, 144A	4,355,357
15,431,325	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A21, 2.662%, 4/25/2051, 144A	15,869,822
104,213	Hardee’s Funding LLC, Series 2020-1A, Class A2, 3.981%, 12/20/2050, 144A	111,047
1,659,443	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	1,686,696
17,271,975	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	18,163,820
2,478,438	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A	2,619,200
2,019,850	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841%, 12/05/2050, 144A	2,077,595

		75,271,370

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – 3.1%
$ 13,620,000	BAE Systems PLC, 3.400%, 4/15/2030, 144A	$14,701,500
29,500,000	Boeing Co. (The), 2.196%, 2/04/2026	29,717,468
3,780,000	Boeing Co. (The), 2.250%, 6/15/2026	3,842,220
4,874,000	Boeing Co. (The), 2.950%, 2/01/2030	4,969,542
655,000	Boeing Co. (The), 3.100%, 5/01/2026	692,318
3,225,000	Boeing Co. (The), 3.200%, 3/01/2029	3,355,942
9,088,000	Boeing Co. (The), 3.375%, 6/15/2046	8,750,926
3,564,000	Boeing Co. (The), 3.625%, 3/01/2048	3,498,932
14,352,000	Boeing Co. (The), 3.750%, 2/01/2050	14,550,775
1,932,000	Boeing Co. (The), 3.825%, 3/01/2059	1,895,217
3,241,000	Boeing Co. (The), 3.850%, 11/01/2048	3,302,355
7,330,000	Boeing Co. (The), 3.900%, 5/01/2049	7,545,506
1,165,000	Boeing Co. (The), 3.950%, 8/01/2059	1,195,636
4,740,000	Boeing Co. (The), 5.150%, 5/01/2030	5,563,291
32,173,000	Boeing Co. (The), 5.805%, 5/01/2050	42,885,655
4,465,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	4,699,412
4,350,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	4,627,356
6,885,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	7,456,917
4,245,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	4,791,398
650,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	849,238
1,335,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	1,324,988
29,075,000	Textron, Inc., 3.000%, 6/01/2030	30,551,747

		200,768,339

	Airlines – 0.9%
1,662,407	American Airlines Pass Through Trust, Series 2015-2, Class B, 4.400%, 3/22/2025	1,633,365
5,946,696	American Airlines Pass Through Trust, Series 2016-1, Class B, 5.250%, 7/15/2025	5,869,568

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$ 12,350,471	American Airlines Pass Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	$11,930,905
1,415,848	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	1,363,150
5,314,777	American Airlines Pass Through Trust, Series 2017-2, Class A, 3.600%, 4/15/2031	5,223,499
3,106,502	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	3,002,546
17,991,899	American Airlines Pass Through Trust, Series 2019-1, Class B, 3.850%, 8/15/2029	17,165,172
5,947,798	British Airways Pass Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030, 144A	5,964,511
2,442,941	United Airlines Pass Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	2,473,338
1,030,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	1,057,037
1,540,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	1,591,513

		57,274,604

	Automotive – 1.9%
25,580,000	American Honda Finance Corp., MTN, 0.550%, 7/12/2024	25,433,867
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,607,063
9,966,000	General Motors Co., 5.200%, 4/01/2045	12,136,047
27,915,000	General Motors Co., 5.400%, 4/01/2048	34,613,387
205,000	General Motors Co., 5.950%, 4/01/2049	270,174
9,600,000	General Motors Co., 6.250%, 10/02/2043	12,930,695
24,360,000	Volkswagen Group of America Finance LLC, 0.875%, 11/22/2023, 144A	24,482,152
2,895,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	3,095,073

		119,568,458

	Banking – 9.1%
300,000	Ally Financial, Inc., 3.875%, 5/21/2024	322,716
39,613,000	Ally Financial, Inc., 4.625%, 3/30/2025	43,995,513
2,835,000	Ally Financial, Inc., 5.750%, 11/20/2025	3,241,676
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,082,607
10,155,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	11,350,243

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$ 5,800,000	Banco Santander S.A., 2.749%, 12/03/2030	$5,771,261
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	53,437,528
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	112,559
25,627,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	28,567,794
4,287,000	Barclays PLC, (fixed rate to 6/20/2029, variable rate thereafter), 5.088%, 6/20/2030	4,946,675
18,255,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	18,939,084
3,335,000	BBVA Bancomer S.A., 1.875%, 9/18/2025, 144A	3,353,176
22,500,000	BNP Paribas S.A., (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	24,667,207
460,000	Capital One Financial Corp., 4.200%, 10/29/2025	509,825
1,230,000	Citigroup, Inc., 4.125%, 7/25/2028	1,372,978
7,155,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A	7,721,891
15,615,000	Credit Suisse AG, 0.495%, 2/02/2024	15,563,002
14,200,000	Danske Bank A/S, 5.375%, 1/12/2024, 144A	15,584,534
3,390,000	Danske Bank A/S, (fixed rate to 12/20/2024, variable rate thereafter), 3.244%, 12/20/2025, 144A	3,601,394
2,190,000	Deutsche Bank AG, (fixed rate to 1/14/2031, variable rate thereafter), 3.729%, 1/14/2032	2,261,141
2,640,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,903,402
6,155,000	Deutsche Bank AG, (fixed rate to 5/28/2031, variable rate thereafter), 3.035%, 5/28/2032	6,244,914
9,260,000	Deutsche Bank AG, (fixed rate to 9/18/2023, variable rate thereafter), 2.222%, 9/18/2024	9,491,420
6,235,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	6,653,502
23,870,000	Goldman Sachs Group, Inc. (The), Series FXD, 0.481%, 1/27/2023	23,873,871
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	78,977,273
28,715,000	JPMorgan Chase & Co., (fixed rate to 3/24/2030, variable rate thereafter), 4.493%, 3/24/2031	33,506,854
12,025,000	JPMorgan Chase & Co., (fixed rate to 4/22/2026, variable rate thereafter), 1.578%, 4/22/2027	12,049,387
100,000	KeyBank NA, 6.950%, 2/01/2028	128,012
30,210,000	Morgan Stanley, (fixed rate to 1/25/2023, variable rate thereafter), MTN, 0.529%, 1/25/2024	30,231,758
1,845,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	2,082,469

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$ 20,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	$21,849,944
25,560,000	Nationwide Building Society, 0.550%, 1/22/2024, 144A	25,468,751
15,160,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	16,194,246
20,295,000	Societe Generale S.A., 4.250%, 4/14/2025, 144A	21,933,009
11,950,000	Societe Generale S.A., (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	12,383,460
16,790,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036, 144A	16,657,409
7,090,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A	8,178,315
3,865,000	Synchrony Financial, 4.375%, 3/19/2024	4,170,912

		580,381,712

	Brokerage – 0.8%
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	26,190,782
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	10,915,891
13,940,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	13,994,032

		51,100,705

	Building Materials – 1.5%
33,030,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	33,049,818
16,180,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	17,378,129
5,955,000	Cemex SAB de CV, 5.450%, 11/19/2029, 144A	6,453,731
3,285,000	Ferguson Finance PLC, 3.250%, 6/02/2030, 144A	3,509,912
23,975,000	Owens Corning, 7.000%, 12/01/2036	34,478,007
2,655,000	Vulcan Materials Co., 3.500%, 6/01/2030	2,914,659

		97,784,256

	Cable Satellite – 2.2%
9,425,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	9,586,733
1,905,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	1,887,141
2,826,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	2,915,641
315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	324,450

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$ 550,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A	$594,000
25,020,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062	24,136,550
13,450,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.400%, 12/01/2061	13,987,462
30,810,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.800%, 3/01/2050	34,575,145
6,695,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.750%, 4/01/2048	8,457,745
240,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	244,014
2,360,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	2,555,762
2,416,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	2,524,720
200,000	Sirius XM Radio, Inc., 5.500%, 7/01/2029, 144A	216,250
17,891,000	Time Warner Cable LLC, 4.500%, 9/15/2042	19,578,858
15,815,000	Time Warner Cable LLC, 5.500%, 9/01/2041	19,382,730
1,421,000	Ziggo BV, 5.500%, 1/15/2027, 144A	1,468,959

		142,436,160

	Chemicals – 1.3%
4,330,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	4,373,343
9,180,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	9,767,520
6,060,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	6,893,250
27,205,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	31,018,256
3,740,000	FMC Corp., 3.450%, 10/01/2029	4,036,274
2,075,000	FMC Corp., 4.500%, 10/01/2049	2,442,171
8,145,000	LYB International Finance III LLC, 4.200%, 10/15/2049	9,269,327
12,285,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	12,376,400

		80,176,541

	Consumer Cyclical Services – 1.3%
16,000,000	Booking Holdings, Inc., 4.625%, 4/13/2030	19,018,253

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Cyclical Services – continued
$ 5,765,000	Expedia Group, Inc., 2.950%, 3/15/2031	$5,825,878
30,201,000	Expedia Group, Inc., 3.250%, 2/15/2030	31,234,014
4,928,000	Expedia Group, Inc., 3.800%, 2/15/2028	5,348,496
3,970,000	Expedia Group, Inc., 4.625%, 8/01/2027	4,500,709
1,025,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	1,032,047
8,430,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	9,041,091
5,015,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	5,475,753

		81,476,241

	Consumer Products – 0.3%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	9,219,578
4,580,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A	4,564,886
6,970,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	7,055,383

		20,839,847

	Diversified Manufacturing – 0.4%
13,920,000	Carrier Global Corp., 2.722%, 2/15/2030	14,401,085
6,010,000	General Electric Co., 3.625%, 5/01/2030	6,678,297
5,305,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 0.426%, 5/13/2024(c)	5,277,250

		26,356,632

	Electric – 2.2%
7,435,000	AES Corp. (The), 2.450%, 1/15/2031	7,332,719
3,695,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	4,063,096
16,043,935	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	18,841,920
14,855,000	Calpine Corp., 3.750%, 3/01/2031, 144A	14,297,938
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	17,978,867
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	13,299,644
2,355,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	2,641,677
9,641,000	NRG Energy, Inc., 4.450%, 6/15/2029, 144A	10,666,722

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$ 1,435,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	$1,526,481
4,437,000	NRG Energy, Inc., 5.750%, 1/15/2028	4,719,859
6,185,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	6,162,526
8,915,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	8,107,615
10,400,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	10,260,542
1,250,000	Pacific Gas & Electric Co., 4.950%, 7/01/2050	1,329,838
2,970,000	Southern California Edison Co., 3.650%, 2/01/2050	3,034,316
850,000	Southern California Edison Co., 4.000%, 4/01/2047	911,494
1,060,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,155,037
10,835,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	11,426,475

		137,756,766

	Finance Companies – 3.7%
860,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	913,515
23,900,000	Air Lease Corp., 3.125%, 12/01/2030	24,484,606
2,235,000	Air Lease Corp., 3.250%, 10/01/2029	2,325,204
10,270,000	Air Lease Corp., 3.375%, 7/01/2025	10,906,256
345,000	Air Lease Corp., 4.625%, 10/01/2028	387,512
8,426,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	8,549,911
12,430,000	Aircastle Ltd., 4.125%, 5/01/2024	13,222,138
8,070,000	Aircastle Ltd., 4.400%, 9/25/2023	8,593,519
8,160,000	Aircastle Ltd., 5.000%, 4/01/2023	8,668,640
6,700,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	7,248,221
24,045,000	Ares Capital Corp., 2.875%, 6/15/2028	24,358,029
3,865,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	3,851,038
7,510,000	Aviation Capital Group LLC, 5.500%, 12/15/2024, 144A	8,416,916
14,275,000	GE Capital Funding LLC, 4.400%, 5/15/2030	16,540,723

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$ 7,675,000	GE Capital Funding LLC, 4.550%, 5/15/2032	$9,088,857
3,460,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	4,152,181
3,425,000	Navient Corp., 5.000%, 3/15/2027	3,527,750
50,000	Navient Corp., 5.875%, 10/25/2024	53,375
35,000	Navient Corp., 6.500%, 6/15/2022	36,138
145,000	Navient Corp., 6.750%, 6/15/2026	160,026
370,000	Navient Corp., 7.250%, 9/25/2023	403,492
20,000	Navient Corp., MTN, 6.125%, 3/25/2024	21,415
7,855,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	7,879,939
12,150,000	Owl Rock Capital Corp., 2.625%, 1/15/2027	12,171,448
12,290,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	12,267,061
7,805,000	Rocket Mortgage LLC, 5.250%, 1/15/2028, 144A	8,409,887
13,705,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	13,392,526
7,445,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	7,528,756
12,475,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	12,584,156
9,140,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	9,071,450

		239,214,685

	Financial Other – 0.7%
27,825,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027, 144A	27,513,641
2,310,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025	2,300,081
720,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024	719,179
6,220,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	5,669,525
1,110,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	1,108,613
3,330,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031	2,965,097
3,555,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026	3,511,029

		43,787,165

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – 1.7%
$ 2,040,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	$2,507,598
14,470,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 6/01/2050	17,273,152
6,002,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 4/15/2048	7,165,335
15,285,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050	15,991,626
4,910,000	JBS USA LUX S.A./JBS USA Finance, Inc., 6.750%, 2/15/2028, 144A	5,321,262
3,625,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	3,771,921
10,660,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.500%, 1/15/2030, 144A	11,856,265
26,540,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	30,281,875
6,470,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	6,884,080
7,150,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	7,272,408
1,920,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	1,932,567

		110,258,089

	Gaming – 0.2%
14,625,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	14,471,943

	Government Owned - No Guarantee – 0.8%
8,755,000	Antares Holdings LP, 2.750%, 1/15/2027, 144A	8,762,921
4,000,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050, 144A	3,520,800
11,710,000	Indian Railway Finance Corp. Ltd., 2.800%, 2/10/2031, 144A	11,309,050
20,145,000	Saudi Arabian Oil Co., 3.250%, 11/24/2050, 144A	19,189,724
2,185,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029	2,068,860
4,210,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030	3,929,486

		48,780,841

	Health Insurance – 0.4%
19,320,000	Centene Corp., 2.500%, 3/01/2031	19,054,350
4,145,000	Centene Corp., 2.625%, 8/01/2031	4,116,980
2,520,000	Centene Corp., 3.000%, 10/15/2030	2,583,000

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Health Insurance – continued
$ 565,000	Centene Corp., 4.625%, 12/15/2029	$615,737

		26,370,067

	Healthcare – 1.5%
19,420,000	Cigna Corp., 4.375%, 10/15/2028	22,442,037
1,261,000	Cigna Corp., 7.875%, 5/15/2027	1,678,191
7,210,000	CVS Health Corp., 3.250%, 8/15/2029	7,749,596
685,000	Encompass Health Corp., 4.750%, 2/01/2030	720,449
2,671,000	HCA, Inc., 3.500%, 9/01/2030	2,829,631
8,810,000	HCA, Inc., 4.125%, 6/15/2029	9,840,963
16,050,000	HCA, Inc., 4.500%, 2/15/2027	18,067,586
26,680,000	HCA, Inc., 5.250%, 6/15/2049	34,053,001

		97,381,454

	Home Construction – 0.4%
2,450,000	Lennar Corp., 4.750%, 11/29/2027	2,838,815
560,000	Lennar Corp., 4.875%, 12/15/2023	604,117
55,000	Lennar Corp., 5.000%, 6/15/2027	63,767
660,000	Logan Group Co. Ltd., 4.250%, 7/12/2025	623,755
2,420,000	Logan Group Co. Ltd., 4.850%, 12/14/2026	2,268,769
12,384,000	MDC Holdings, Inc., 6.000%, 1/15/2043	15,591,456
6,130,000	Meritage Homes Corp., 3.875%, 4/15/2029, 144A	6,436,500

		28,427,179

	Independent Energy – 1.7%
3,195,000	Aker BP ASA, 3.000%, 1/15/2025, 144A	3,363,354
9,925,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	10,626,166
16,455,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	17,898,129
9,310,000	Continental Resources, Inc., 3.800%, 6/01/2024	9,782,948
4,685,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	4,864,745

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 6,910,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	$7,071,763
9,035,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	9,280,300
925,000	EQT Corp., 3.125%, 5/15/2026, 144A	948,236
1,970,000	EQT Corp., 3.625%, 5/15/2031, 144A	2,052,740
10,475,000	Hess Corp., 4.300%, 4/01/2027	11,634,161
4,675,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	5,076,302
10,085,000	Lundin Energy Finance BV, 2.000%, 7/15/2026, 144A	10,145,841
7,360,000	Lundin Energy Finance BV, 3.100%, 7/15/2031, 144A	7,462,639
6,090,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	6,759,900

		106,967,224

	Leisure – 0.1%
1,985,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	2,034,625
2,750,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	2,812,725

		4,847,350

	Life Insurance – 3.4%
11,800,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	11,791,450
21,550,000	Athene Global Funding, 2.550%, 11/19/2030, 144A	21,582,443
7,385,000	Athene Holding Ltd., 3.500%, 1/15/2031	7,907,100
8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	9,698,965
19,600,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/01/2025, 144A	22,269,000
30,030,000	Metropolitan Life Global Funding I, 3.375%, 1/11/2022, 144A	30,291,732
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	12,204,998
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(d)(e)	43,857,709
23,335,000	New York Life Global Funding, 0.850%, 1/15/2026, 144A(a)	22,994,872
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(d)(e)	8,436,336
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,760,683

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$ 14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	$21,665,309

		216,460,597

	Local Authorities – 0.2%
14,455,000	Province of Quebec Canada, 0.600%, 7/23/2025(a)	14,306,469

	Lodging – 0.1%
1,795,000	Marriott International, Inc., Series FF, 4.625%, 6/15/2030	2,050,722
3,525,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	3,570,055
975,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	987,187
1,610,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	1,654,275
205,000	Travel & Leisure Co., 6.000%, 4/01/2027	227,186
235,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	267,611

		8,757,036

	Media Entertainment – 1.0%
2,610,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	2,689,605
3,925,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	4,078,310
1,530,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	1,614,380
4,640,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	4,959,000
2,080,000	Netflix, Inc., 4.875%, 4/15/2028	2,397,200
8,410,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	9,902,775
1,745,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	2,113,631
2,375,000	Netflix, Inc., 5.875%, 11/15/2028	2,910,325
2,795,000	Netflix, Inc., 6.375%, 5/15/2029	3,535,675
2,700,000	ViacomCBS, Inc., 4.200%, 6/01/2029	3,076,396
3,010,000	ViacomCBS, Inc., 4.200%, 5/19/2032	3,443,061
18,215,000	ViacomCBS, Inc., 4.950%, 1/15/2031	21,760,584

		62,480,942

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – 3.0%
$ 550,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	$546,321
1,325,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	1,329,505
6,260,000	Anglo American Capital PLC, 4.000%, 9/11/2027, 144A	6,899,302
34,334,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	38,715,896
8,785,000	Anglo American Capital PLC, 4.750%, 4/10/2027, 144A	9,998,197
3,130,000	Antofagasta PLC, 2.375%, 10/14/2030, 144A	3,020,481
11,405,000	ArcelorMittal S.A., 6.750%, 3/01/2041	15,674,747
5,890,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	6,228,675
6,325,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	6,535,939
2,930,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	3,065,513
1,975,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	2,135,469
6,175,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	7,417,719
1,770,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	2,179,313
7,688,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	8,399,986
39,092,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	42,990,824
11,700,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	12,534,749
4,280,000	Newcrest Finance Pty Ltd., 3.250%, 5/13/2030, 144A	4,548,508
1,855,000	Reliance Steel & Aluminum Co., 2.150%, 8/15/2030	1,813,576
395,000	Steel Dynamics, Inc., 3.250%, 1/15/2031	423,087
14,125,000	Steel Dynamics, Inc., 3.450%, 4/15/2030	15,189,987
2,010,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	1,956,735

		191,604,529

	Midstream – 2.1%
22,495,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	24,411,568
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	807,677
7,000,000	Energy Transfer LP, 4.950%, 6/15/2028	8,031,520

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$ 6,405,000	Energy Transfer LP, 5.250%, 4/15/2029	$7,507,750
15,380,000	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 9/30/2040, 144A(a)	15,347,931
1,435,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027, 144A	1,512,601
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	15,372,112
85,000	Kinder Morgan Energy Partners LP, 5.000%, 8/15/2042	100,124
375,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	453,574
14,040,000	MPLX LP, 4.250%, 12/01/2027	15,775,447
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	121,815
225,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	229,989
3,710,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	3,960,775
7,365,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	7,562,727
7,825,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044	8,397,791
620,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/2045	668,166
12,445,000	Sabine Pass Liquefaction LLC, 4.500%, 5/15/2030	14,344,231
8,405,000	Williams Cos., Inc. (The), 3.350%, 8/15/2022	8,557,702

		133,163,500

	Mortgage Related – 0.0%
949	FNMA, 6.000%, 7/01/2029	1,082

	Non-Agency Commercial Mortgage-Backed Securities – 1.4%
8,625,000	BANK, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	8,633,168
410,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036, 144A	422,244
1,410,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	1,413,849
785,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	781,089
1,325,000	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(b)	1,326,691
2,010,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.700%, 12/10/2044(b)	1,884,626
2,564,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 3.684%, 1/15/2034, 144A(c)	2,532,813

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 370,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	$375,963
510,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	500,037
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	12,171,407
5,095,000	DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.648%, 10/10/2034, 144A(b)	5,265,619
9,406,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.668%, 3/05/2033, 144A(b)	8,070,999
2,390,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(b)	2,483,785
6,079,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(b)	6,024,351
6,478,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.508%, 12/15/2047, 144A(b)	6,578,147
340,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 4.508%, 12/15/2047, 144A(b)	333,791
945,000	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	940,525
1,405,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.922%, 10/15/2046(b)	1,409,922
5,050,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.297%, 8/15/2046(b)	5,318,514
3,456,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.385%, 6/15/2044, 144A(b)(d)(e)	2,846,393
525,000	Motel Trust, Series 2021-MTL6, Class C, 1-month LIBOR + 1.500%, 1.600%, 9/15/2038, 144A(c)	526,163
965,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class BEC, 4.971%, 5/10/2063, 144A(b)	905,826
6,706,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 5.043%, 5/10/2063, 144A(b)(d)(e)	563,304
827,560	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A(a)	828,296
4,990,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.443%, 7/15/2046(b)	4,995,678
1,991,555	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.513%, 3/15/2044, 144A(b)	970,285
1,565,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	1,552,491
2,585,000	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class AS, 3.835%, 4/15/2045(a)	2,601,732
1,746,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.957%, 6/15/2045(b)	1,320,065
865,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.957%, 6/15/2045, 144A(b)(d)(e)	259,500
3,620,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	3,761,106
1,290,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	1,304,808

		88,903,187

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Paper – 0.5%
$ 10,460,000	Suzano Austria GmbH, 3.750%, 1/15/2031	$10,745,035
16,595,000	Weyerhaeuser Co., 4.000%, 4/15/2030	18,745,667
2,745,000	WRKCo, Inc., 3.000%, 6/15/2033	2,873,909

		32,364,611

	Pharmaceuticals – 0.5%
980,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	1,071,277
9,335,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	9,277,030
15,105,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	14,463,037
6,270,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	5,407,875

		30,219,219

	Property & Casualty Insurance – 0.5%
5,653,000	American International Group, Inc., 4.200%, 4/01/2028	6,441,518
16,635,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	17,864,541
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,867,065
3,159,000	Sirius International Group Ltd., 4.600%, 11/01/2026, 144A	3,225,560

		30,398,684

	REITs - Apartments – 0.0%
2,185,000	American Homes 4 Rent, 2.375%, 7/15/2031	2,164,423

	REITs - Health Care – 0.1%
5,972,000	Welltower, Inc., 6.500%, 3/15/2041	8,566,194

	REITs - Office Property – 0.0%
2,085,000	Corporate Office Properties LP, 2.750%, 4/15/2031	2,106,149

	REITs - Regional Malls – 0.1%
6,815,000	Simon Property Group LP, 2.650%, 7/15/2030	7,024,761

	REITs - Shopping Centers – 0.1%
1,600,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	1,613,634
2,280,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	2,545,953

		4,159,587

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Restaurants – 0.1%
$ 2,375,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	$2,574,073
1,890,000	Yum! Brands, Inc., 7.750%, 4/01/2025, 144A	2,020,835

		4,594,908

	Retailers – 1.4%
21,520,000	7-Eleven, Inc., 0.800%, 2/10/2024, 144A	21,509,025
1,960,000	AutoNation, Inc., 4.750%, 6/01/2030	2,285,184
9,720,000	AutoZone, Inc., 3.625%, 4/15/2025	10,535,136
14,585,000	AutoZone, Inc., 4.000%, 4/15/2030	16,537,372
354,471	CVS Pass-Through Trust, 5.773%, 1/10/2033, 144A	418,903
362,376	CVS Pass-Through Trust, 6.036%, 12/10/2028	413,453
10,753,768	CVS Pass-Through Trust, Series 2013, 4.704%, 1/10/2036, 144A	12,221,980
1,128,040	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	1,245,480
5,620,000	Dollar General Corp., 3.500%, 4/03/2030	6,181,775
4,665,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	4,850,760
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,883,884
3,755,000	PVH Corp., 7.750%, 11/15/2023	4,246,567

		90,329,519

	Sovereigns – 0.8%
30,040,000	Mexico Government International Bond, 3.771%, 5/24/2061	26,674,619
23,545,000	Mexico Government International Bond, 4.280%, 8/14/2041	24,022,963

		50,697,582

	Supermarkets – 0.0%
325,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	444,753

	Technology – 4.3%
27,985,000	Avnet, Inc., 4.625%, 4/15/2026	31,209,379
9,915,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	9,886,206
17,895,000	Broadcom, Inc., 4.300%, 11/15/2032	20,053,735

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$ 1,620,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	$1,540,879
3,095,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	3,091,131
3,900,000	CommScope, Inc., 6.000%, 3/01/2026, 144A	4,049,487
3,950,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	4,030,856
10,115,000	Equinix, Inc., 2.150%, 7/15/2030	9,919,647
17,195,000	Equinix, Inc., 3.200%, 11/18/2029	18,242,780
4,402,000	IHS Markit Ltd., 4.250%, 5/01/2029	5,016,607
5,320,000	Jabil, Inc., 1.700%, 4/15/2026	5,347,894
4,610,000	Jabil, Inc., 3.000%, 1/15/2031	4,727,492
7,440,000	Jabil, Inc., 4.700%, 9/15/2022	7,736,187
16,735,000	KLA Corp., 5.650%, 11/01/2034	21,622,630
7,480,000	Marvell Technology, Inc., 2.450%, 4/15/2028, 144A	7,620,397
6,390,000	Marvell Technology, Inc., 2.950%, 4/15/2031, 144A	6,568,280
11,425,000	Microchip Technology, Inc., 0.983%, 9/01/2024, 144A	11,411,176
25,479,000	Micron Technology, Inc., 4.663%, 2/15/2030	29,409,136
10,622,000	Micron Technology, Inc., 5.327%, 2/06/2029	12,631,151
3,980,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027, 144A	4,244,090
2,225,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.400%, 5/01/2030, 144A	2,415,139
1,055,000	Open Text Corp., 3.875%, 2/15/2028, 144A	1,077,767
1,015,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	1,042,912
25,480,000	Oracle Corp., 3.600%, 4/01/2050	25,510,533
1,770,000	Skyworks Solutions, Inc., 1.800%, 6/01/2026	1,793,453
970,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	1,024,255
13,665,000	SYNNEX Corp., 1.750%, 8/09/2026, 144A	13,518,720
9,135,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	10,374,422

		275,116,341

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Transportation Services – 0.2%
$ 9,670,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	$10,143,153

	Treasuries – 14.6%
206,825,000	U.S. Treasury Note, 0.125%, 4/30/2022(a)	206,889,633
173,275,000	U.S. Treasury Note, 0.125%, 6/30/2022(a)	173,329,148
119,815,000	U.S. Treasury Note, 0.125%, 12/31/2022(a)(f)	119,777,558
79,165,000	U.S. Treasury Note, 0.125%, 4/30/2023	79,059,859
200,000,000	U.S. Treasury Note, 0.125%, 8/31/2023	199,468,750
31,930,000	U.S. Treasury Note, 0.250%, 9/30/2023	31,905,055
123,030,000	U.S. Treasury Note, 0.375%, 3/31/2022(a)	123,222,234

		933,652,237

	Wireless – 2.1%
21,805,000	American Tower Corp., 2.100%, 6/15/2030	21,337,813
6,830,000	Bharti Airtel Ltd., 3.250%, 6/03/2031, 144A	6,866,771
2,295,000	Crown Castle International Corp., 2.250%, 1/15/2031	2,242,823
3,725,000	Crown Castle International Corp., 3.300%, 7/01/2030	3,969,896
22,660,000	Crown Castle International Corp., 3.650%, 9/01/2027	24,914,059
6,615,000	Crown Castle International Corp., 4.000%, 3/01/2027	7,357,072
610,000	Sprint Capital Corp., 6.875%, 11/15/2028	780,800
15,320,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	15,982,590
7,565,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	7,978,312
36,385,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	40,174,937

		131,605,073

	Wirelines – 0.8%
6,647,000	AT&T, Inc., 3.500%, 9/15/2053	6,578,669
20,495,000	AT&T, Inc., 3.650%, 6/01/2051	20,884,147
515,000	AT&T, Inc., 3.650%, 9/15/2059	513,415
857,000	Level 3 Financing, Inc., 4.625%, 9/15/2027, 144A	881,681

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$ 12,020,000	Telefonica Emisiones S.A., 5.520%, 3/01/2049	$15,731,055
4,750,000	Verizon Communications, Inc., 2.850%, 9/03/2041	4,635,858

		49,224,825

	Total Non-Convertible Bonds (Identified Cost $5,539,803,536)	5,861,661,019

Convertible Bonds – 1.5%
	Airlines – 0.1%
5,165,000	Southwest Airlines Co., 1.250%, 5/01/2025	7,715,219

	Cable Satellite – 0.4%
9,050,000	DISH Network Corp., 2.375%, 3/15/2024	8,818,094
13,110,000	DISH Network Corp., 3.375%, 8/15/2026	13,627,845

		22,445,939

	Consumer Cyclical Services – 0.2%
4,300,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(g)	4,642,499
6,370,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.734%, 2/15/2026, 144A(h)	5,607,420
3,845,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(g)	3,739,764

		13,989,683

	Healthcare – 0.2%
9,475,000	Teladoc Health, Inc., 1.250%, 6/01/2027	9,517,036

	Media Entertainment – 0.1%
4,520,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(g)	4,196,095

	Pharmaceuticals – 0.3%
5,120,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	5,238,714
13,985,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	13,996,515
2,005,000	Livongo Health, Inc., 0.875%, 6/01/2025	2,648,785

		21,884,014

	Technology – 0.2%
9,115,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	15,049,536

	Total Convertible Bonds (Identified Cost $92,432,252)	94,797,522

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Municipals – 0.1%
	Virginia – 0.1%
$ 7,335,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $7,076,425)	$7,659,201

	Total Bonds and Notes (Identified Cost $5,639,312,213)	5,964,117,742

Senior Loans – 0.1%
	Airlines – 0.1%
6,731,441	United Airlines, Inc., 2021 Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 4/21/2028 (c) (Identified Cost $6,699,760)	6,772,772

Collateralized Loan Obligations – 2.5%
1,585,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3-month LIBOR + 2.900%, 3.100%, 4/23/2034, 144A(c)	1,573,174
14,785,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.650%, 1.784%, 7/20/2031, 144A(a)(c)	14,785,367
4,650,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3-month LIBOR + 1.670%, 1.796%, 7/15/2031, 144A(c)	4,643,104
3,520,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3-month LIBOR + 3.000%, 3.116%, 10/15/2034, 144A(c)	3,526,978
4,075,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class A3R, 3-month LIBOR + 1.500%, 1.626%, 10/15/2030, 144A(c)	4,065,310
1,651,667	Atrium XV, Series 15A, Class D, 3-month LIBOR + 3.000%, 3.138%, 1/23/2031, 144A(c)	1,651,770
2,240,000	Battalion CLO XIV Ltd., Series 2019-14A, Class B1, 3-month LIBOR + 2.100%, 2.234%, 4/20/2032, 144A(c)	2,240,634
2,525,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.700%, 1.826%, 7/15/2031, 144A(c)	2,525,075
6,500,000	CIFC Funding Ltd., Series 2014-5A, Class BR2, 3-month LIBOR + 1.800%, 1.934%, 10/17/2031, 144A(c)	6,500,716
3,335,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3-month LIBOR + 1.400%, 1.526%, 1/15/2031, 144A(c)	3,327,180
1,250,000	Galaxy XXV CLO Ltd., Series 2018-25A, Class B, 3-month LIBOR + 1.650%, 1.775%, 10/25/2031, 144A(c)	1,250,225
4,465,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3-month LIBOR + 1.700%, 1.831%, 11/22/2031, 144A(c)	4,466,904
9,755,000	Gallatin CLO VIII Ltd., Series 2017-1A, Class B, 3-month LIBOR + 1.650%, 1.776%, 7/15/2027, 144A(a)(c)	9,767,731
5,405,000	Goldentree Loan Management U.S CLO 3 Ltd., Series 2018-3A, Class B1, 3-month LIBOR + 1.550%, 1.684%, 4/20/2030, 144A(c)	5,404,983
4,808,289	Halcyon Loan Advisors Funding Ltd., Series 2014-3A, Class B1R, 3-month LIBOR + 1.700%, 1.838%, 10/22/2025, 144A(a)(c)	4,810,726
13,735,000	Hayfin U.S. XII Ltd., Series 2018-8A, Class B, 3-month LIBOR + 1.480%, 1.614%, 4/20/2031, 144A(c)	13,650,567
3,545,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 3.050% 3.215%, 4/15/2034, 144A(c)	3,544,935
3,687,290	Madison Park Funding XII Ltd., Series 2014-12A, Class CR, 3-month LIBOR + 2.350%, 2.484%, 7/20/2026, 144A(a)(c)	3,688,194
13,180,000	Madison Park Funding XIV Ltd., Series 2014-14A, Class BRR, 3-month LIBOR + 1.700%, 1.838%, 10/22/2030, 144A(c)	13,183,954

Principal Amount	Description	Value (†)
Collateralized Loan Obligations – continued
$ 2,105,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3-month LIBOR + 2.900%, 3.026%, 4/15/2034, 144A(c)	$2,104,983
545,455	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class A2R2, 3-month LIBOR + 1.700%, 1.834%, 10/21/2030, 144A(c)	545,469
1,750,000	OCP CLO Ltd., Series 2015-9A, Class BR, 3-month LIBOR + 1.750%, 1.876%, 7/15/2027, 144A(c)	1,748,033
14,755,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3-month LIBOR + 1.550%, 1.684%, 1/17/2032, 144A(a)(c)	14,763,157
2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class BR, 3-month LIBOR + 1.600%, 1.726%, 7/15/2030, 144A(c)	1,996,708
1,986,282	Octagon Investment Partners 28 Ltd., Series 2016-1A, Class BR, 3-month LIBOR + 1.800%, 1.925%, 10/24/2030, 144A(c)	1,986,412
4,155,000	Octagon Investment Partners 46 Ltd., Series 2020-A2, Class DR, 3-month LIBOR + 3.300%, 3.409%, 7/15/2036, 144A(c)	4,177,330
7,170,000	Octagon Investment Partners Ltd., Series 2018-18A, Class A2, 3-month LIBOR + 1.470%, 1.596%, 4/16/2031, 144A(c)	7,140,855
1,730,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3-month LIBOR + 1.400%, 1.534%, 4/20/2034, 144A(c)	1,704,785
1,015,000	Regatta XV Funding Ltd., Series 2018-4A, Class A2, 3-month LIBOR + 1.850%, 1.975%, 10/25/2031, 144A(c)	1,014,873
6,680,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3-month LIBOR + 3.250%, 3.384%, 4/20/2034, 144A(c)	6,679,915
1,830,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3-month LIBOR + 3.750%, 3.893%, 10/20/2034, 144A(c)	1,848,233
3,335,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3-month LIBOR + 1.700%, 1.834%, 10/18/2031, 144A(c)	3,335,230
1,610,000	Voya CLO Ltd., Series 2016-3A, Class A3R, 3-month LIBOR + 1.750%, 1.884%, 10/18/2031, 144A(c)	1,610,170
6,235,000	Voya CLO Ltd., Series 2018-3A, Class B, 3-month LIBOR + 1.650%, 1.776%, 10/15/2031, 144A(c)	6,235,181

	Total Collateralized Loan Obligations (Identified Cost $158,665,261)	161,498,861

Shares
Preferred Stocks – 1.4%
Convertible Preferred Stocks – 1.4%
	Banking – 0.8%
17,832	Bank of America Corp., Series L, 7.250%	25,721,234
18,269	Wells Fargo & Co., Class A, Series L, 7.500%	27,074,658

		52,795,892

	Food & Beverage – 0.2%
122,394	Bunge Ltd., 4.875%	14,557,829

	Wireless – 0.4%
20,387	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(d)(e)	23,053,008

	Total Convertible Preferred Stocks (Identified Cost $87,868,552)	90,406,729

	Total Preferred Stocks (Identified Cost $87,868,552)	90,406,729

Principal Amount	Description	Value (†)
Short-Term Investments – 3.1%
$ 195,894,671	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2021 at 0.000% to be repurchased at $195,894,671 on 10/01/2021 collateralized by $200,848,200 U.S. Treasury Note, 1.250% due 9/30/2028 valued at $199,812,628 including accrued interest(i) (Identified Cost $195,894,671)	$195,894,671

	Total Investments – 100.5% (Identified Cost $6,088,440,457)	6,418,690,775
	Other assets less liabilities – (0.5)%	(30,703,088)

	Net Assets – 100.0%	$6,387,987,687

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2021 is disclosed.

(c)	Variable rate security. Rate as of September 30, 2021 is disclosed.
(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At September 30, 2021, the value of these securities amounted to $79,016,250 or 1.2% of net assets.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(i)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the value of Rule 144A holdings amounted to $2,314,354,997 or 36.2% of net assets.

ABS	Asset-Backed Securities
ARS	Auction Rate Security
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SLM	Sallie Mae

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2021, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	12/21/2021	4,862	$717,561,324	$706,205,500	$11,355,824
Ultra Long U.S. Treasury Bond	12/21/2021	251	49,182,252	47,956,687	1,225,565

Total					$12,581,389

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$5,964,117,742	$—	$5,964,117,742
Senior Loans*	—	6,772,772	—	6,772,772
Collateralized Loan Obligations	—	161,498,861	—	161,498,861
Preferred Stocks
Banking	52,795,892	—	—	52,795,892
Food & Beverage	—	14,557,829	—	14,557,829
Wireless	—	23,053,008	—	23,053,008

Total Preferred Stocks	52,795,892	37,610,837	—	90,406,729

Short-Term Investments	—	195,894,671	—	195,894,671

Total Investments	52,795,892	6,365,894,883	—	6,418,690,775

Futures Contracts (unrealized appreciation)	12,581,389	—	—	12,581,389

Total	$65,377,281	$6,365,894,883	$—	$6,431,272,164

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2020 and/or September 30, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2021
Bonds and Notes
Non-Convertible Bonds
ABS Other	$21,594,566		$—	$(3,304,502)	$17,633,017	$—	$(35,923,081)	$—	$—	$—	$—
Collateralized Loan Obligations	14,755,000		—	—	—	—	—	—	(14,755,000)	—	—
Preferred Stocks
Energy	—	(a)	—	(3,487,753)	3,487,753	—	—	—	—	—	—

Total	$36,349,566		$—	$(6,792,255)	$21,120,770	$—	$(35,923,081)	$—	$(14,755,000)	$—	$—

(a)	Includes a security fair valued at zero using level 3 inputs.

A debt security valued at $14,755,000 was transferred from Level 3 to Level 2 during the period ended September 30, 2021. At December 31, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At September 30, 2021 this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended September 30, 2021, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of September 30, 2021:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$12,581,389

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of September 30, 2021:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$24,732,269	$24,732,269

Industry Summary at September 30, 2021 (Unaudited)

Treasuries	14.6%
Banking	9.9
ABS Car Loan	7.4
ABS Home Equity	5.4
Technology	4.5
Finance Companies	3.7
Life Insurance	3.4
Aerospace & Defense	3.1
Metals & Mining	3.0
ABS Other	2.8
Cable Satellite	2.6
Wireless	2.5
Electric	2.2
Midstream	2.1
Other Investments, less than 2% each	27.7
Short-Term Investments	3.1
Collateralized Loan Obligations	2.5

Total Investments	100.5
Other assets less liabilities (including futures contracts)	(0.5)

Net Assets	100.0%